LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Land Use Rights [Line Items]
Land use rights, gross	$ 1,196,772	$ 1,203,828
Less: accumulated amortization	(502,190)	(482,254)
Land use rights, net	694,582	721,574
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	146,128	146,989
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	398,630	400,981
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 652,014	$ 655,858